Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2012
Components of Other Operating (Income) Expense, Net

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2010	2011	2012
GSN remeasurement gain*[1]	—	(26,991)	—
Sony Ericsson remeasurement gain*[1]	—	—	(102,331)
(Gain) loss on sale of interests in subsidiaries and affiliates, net*[1,2]	(30,529)	(4,465)	(2,882)
(Gain) loss on sale, disposal or impairment of assets, net*[2,3]	73,517	18,006	45,619

	42,988	(13,450)	(59,594)

*1	Refer to Note 24.

*2	Refer to Note 25.

*3	Refer to Notes 13, 18 and 19.